Financial Instruments - Schedule of Carrying Value and Fair Value of the Company's Term loan (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Variable-rate long-term debt, Carrying amount excluding debt discount	$ 100,781	$ 110,938
Variable-rate long-term debt, Fair value excluding debt discount	$ 99,671	$ 111,424